Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2019
Stock-Based Compensation
Summary of stock option activity

		Weighted	Weighted
		Average	Average
		Exercise	Grant Date
	Shares	Price	Fair Value
Outstanding at December 31, 2017	211,915	$14.99	$4.00
Exercised	(14,508)	12.43	3.44
Granted	79,450	17.70	5.49
Forfeited	(2,787)	17.94	4.27
Outstanding at December 31, 2018	274,070	15.88	4.46
Exercised	(689)	11.79	3.89
Granted	73,000	17.03	4.90
Outstanding at December 31, 2019	346,381	16.13	4.55
Exercisable at December 31, 2019	240,208	15.52	4.34
Nonvested at December 31, 2019	106,173	$17.49	$5.03